Property and Equipment, Net - Summary of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 4,169,427	$ 3,861,479
Less: Accumulated depreciation	(2,160,991)	(1,889,083)
Property and Equipment, net	2,008,436	1,972,396
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	369,766	356,946
EV Chargers
Property, Plant and Equipment [Line Items]
Property and Equipment	1,877,966	1,845,556
Office and Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	770,462	665,570
Software
Property, Plant and Equipment [Line Items]
Property and Equipment	19,438	18,764
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	810,301	782,207
Constructions in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 321,494	$ 192,436